Definition of Terms in Fund Name	Jun. 23, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust that invests primarily in common stocks of large-capitalization companies that trade on a U.S. stock exchange, have a market capitalization of greater than $25 billion and have adequate liquidity for investment. To ensure adequate liquidity, equity analysts select those stocks that have enough daily liquidity to adequately support the buying and selling of the anticipated number of shares on any given day to meet the Trust’s purchases and/or redemption requirements.

A Founders Stock is defined as an equity security issued by an established company that forms a stable core or foundation, of the equity allocation in an investor’s portfolio. These stocks are selected with the goal to provide long-term capital appreciation and resilience across economic cycles, serving as the reliable “bedrock” of the portfolio. The desired companies feature leadership characteristics within brand recognition, product innovation and development or business model.

The equity analysts evaluate each common stock by examining the common stock’s relative valuation. Relative valuation uses price and enterprise value against underlying business metrics, such as cash flow, sales, forecasted fundamentals, earnings growth and returns to equity, which enables cross company comparisons to understand how the market is pricing one equity verses another. In addition, the equity analysts examine other qualitative factors such as research analysis (including research provided as to earnings expectations and primary risk considerations for a stock), competitive advantages (including sustainable asset growth and favoring companies with high and stable returns in excess of cost) and quality of management (including how a company makes use of generated returns, i.e., reinvesting returns back into the business or using returns in a manner favorable to shareholders).

After considering the above factors, the equity analysts make a final determination and select the stocks with the best prospects to meet the investment objective, that trade at attractive valuations, and, in the opinion of the analysts, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, REITs, foreign securities, depositary receipts, VIEs and small and/or mid capitalization companies.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.